Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and Limited Recourse Capital Notes (LRCNs) [member]	Common shares [member]	Additional paid-in capital [member]		Retained earnings [member]	Retained earnings [member] Issue of preferred shares and Limited Recourse Capital Notes (LRCNs) [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of year at Oct. 31, 2024		$ 4,946	$ 17,011	$ 159		$ 33,471				$ 2,176	$ 509	$ 842	$ (88)	$ 16	$ (307)	$ 272
Net income attributable to equity shareholders	$ 4,161					4,161
Net income attributable to non-controlling interests	17															17
Net gains (losses) on equity securities designated at FVOCI														15
Net change in debt securities measured at FVOCI															78
Net change in foreign currency translation adjustments										(282)
Net change in cash flow hedges	569										569
Net change in post-employment defined benefit plans	(28)											(28)
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk	155												155
Dividends and distributions							$ (166)	$ (1,824)								(4)
Premium on purchase of common shares for cancellation						(638)
Issue of equity		1,293	86
Compensation expense arising from equity-settled share-based awards				8
Purchase of common shares for cancellation			(172)
Exercise of stock options and settlement of other equity-settled share-based awards				(6)
Treasury shares		3	4
Redemption of preferred shares and LRCNs		(300)
Other				(5)	[1]	(20)										(5)
Balance at end of year at Apr. 30, 2025	61,946	5,942	16,929	156		34,984			$ 3,655	1,894	1,078	814	67	31	(229)	280
Balance at beginning of year at Jan. 31, 2025		5,341	17,027	166		34,366				3,058	800	861	(90)	19	(206)	289
Net income attributable to equity shareholders	1,998					1,998
Net income attributable to non-controlling interests	9															9
Net gains (losses) on equity securities designated at FVOCI														12
Net change in debt securities measured at FVOCI															(23)
Net change in foreign currency translation adjustments										(1,164)
Net change in cash flow hedges	278										278
Net change in post-employment defined benefit plans	(47)											(47)
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk	157												157
Dividends and distributions							(78)	(910)								(2)
Premium on purchase of common shares for cancellation						(381)
Issue of equity		600	9
Compensation expense arising from equity-settled share-based awards				6
Purchase of common shares for cancellation			(109)
Exercise of stock options and settlement of other equity-settled share-based awards				(1)
Treasury shares		1	2
Other				(15)	[1]	(11)										(16)
Balance at end of year at Apr. 30, 2025	61,946	5,942	16,929	156		34,984			3,655	1,894	1,078	814	67	31	(229)	280
Balance at beginning of year at Oct. 31, 2025	64,413	6,369	16,845	226		36,471				2,211	1,000	1,050	(122)	32	47	284
Net income attributable to equity shareholders	3,093
Net income attributable to non-controlling interests	7
Net change in cash flow hedges	(333)
Net change in post-employment defined benefit plans	31
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk	(45)
Balance at end of year at Jan. 31, 2026		7,339	16,795	252		37,592				1,538	667	1,081	(167)	34	192	289
Balance at beginning of year at Oct. 31, 2025	64,413	6,369	16,845	226		36,471				2,211	1,000	1,050	(122)	32	47	284
Net income attributable to equity shareholders	5,550					5,550
Net income attributable to non-controlling interests	15															15
Net gains (losses) on equity securities designated at FVOCI														8
Net change in debt securities measured at FVOCI															44
Net change in foreign currency translation adjustments										(744)
Net change in cash flow hedges	(598)										(598)
Net change in post-employment defined benefit plans	164											164
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk	16												16
Dividends and distributions							(220)	(1,971)								(5)
Premium on purchase of common shares for cancellation						(1,628)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings						(1)								1
Issue of equity		971	173
Compensation expense arising from equity-settled share-based awards				19
Purchase of common shares for cancellation			(265)
Exercise of stock options and settlement of other equity-settled share-based awards				(12)
Treasury shares		1	(3)
Other				78	[1]	(36)										(3)
Balance at end of year at Apr. 30, 2026	65,967	7,341	16,750	311		38,165			3,109	1,467	402	1,214	(106)	41	91	291
Balance at beginning of year at Jan. 31, 2026		7,339	16,795	252		37,592				1,538	667	1,081	(167)	34	192	289
Net income attributable to equity shareholders	2,457					2,457
Net income attributable to non-controlling interests	8															8
Net gains (losses) on equity securities designated at FVOCI														4
Net change in debt securities measured at FVOCI															(101)
Net change in foreign currency translation adjustments										(71)
Net change in cash flow hedges	(265)										(265)
Net change in post-employment defined benefit plans	133											133
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk	61												61
Dividends and distributions							$ (114)	$ (982)								(3)
Premium on purchase of common shares for cancellation						(771)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings						(3)								3
Issue of equity			54
Compensation expense arising from equity-settled share-based awards				7
Purchase of common shares for cancellation			(119)
Exercise of stock options and settlement of other equity-settled share-based awards				(4)
Treasury shares		2	20
Other				56	[1]	(14)										(3)
Balance at end of year at Apr. 30, 2026	$ 65,967	$ 7,341	$ 16,750	$ 311		$ 38,165			$ 3,109	$ 1,467	$ 402	$ 1,214	$ (106)	$ 41	$ 91	$ 291

[1]	Includes the portion of the estimated tax benefit related to employee stock options that is incremental to the amount recognized in the interim consolidated statement of income.